Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-42140
Entity Registrant Name	Quanome Technologies, Inc.
Entity Central Index Key	0001996192
Entity Tax Identification Number	82-1978491
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	112 W 34th St, FL 18
Entity Address, Address Line Two	Room 18022
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	778
Local Phone Number	888-7232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false